UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04526

Name of Registrant:	Vanguard Quantitative Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Tonya T. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2024—March 31, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Growth and Income Fund Investor Shares - VQNPX

Growth and Income Fund Admiral™ Shares - VGIAX

Vanguard Growth and Income Fund

Investor Shares (VQNPX)

Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Vanguard Growth and Income Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$19	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of March 31, 2025)

Communication Services	9.8%
Consumer Discretionary	11.2%
Consumer Staples	5.8%
Energy	2.7%
Financials	15.7%
Health Care	11.4%
Industrials	7.6%
Information Technology	27.4%
Materials	1.8%
Other	0.4%
Real Estate	1.8%
Utilities	2.4%
Other Assets and Liabilities—Net	2.0%

Fund Statistics (as of March 31, 2025)

Fund Net Assets (in millions)	$14,762
Number of Portfolio Holdings	738
Portfolio Turnover Rate	43%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR93

Vanguard Growth and Income Fund

Admiral™ Shares (VGIAX)

Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Vanguard Growth and Income Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$14	0.28%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of March 31, 2025)

Communication Services	9.8%
Consumer Discretionary	11.2%
Consumer Staples	5.8%
Energy	2.7%
Financials	15.7%
Health Care	11.4%
Industrials	7.6%
Information Technology	27.4%
Materials	1.8%
Other	0.4%
Real Estate	1.8%
Utilities	2.4%
Other Assets and Liabilities—Net	2.0%

Fund Statistics (as of March 31, 2025)

Fund Net Assets (in millions)	$14,762
Number of Portfolio Holdings	738
Portfolio Turnover Rate	43%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR593

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended March 31, 2025
Vanguard Growth and Income Fund

Contents
Financial Statements	1

Growth and Income Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.0%)
Communication Services (9.8%)
	Meta Platforms Inc. Class A	604,897	348,638
	Alphabet Inc. Class A	1,862,799	288,063
*	Netflix Inc.	274,273	255,768
	Alphabet Inc. Class C	880,792	137,606
	T-Mobile US Inc.	399,205	106,472
	AT&T Inc.	2,622,995	74,178
	Verizon Communications Inc.	1,162,066	52,711
	Walt Disney Co.	522,160	51,537
*	Roblox Corp. Class A	559,519	32,614
	Comcast Corp. Class A	845,960	31,216
	Omnicom Group Inc.	184,456	15,293
	Electronic Arts Inc.	77,900	11,258
*	Charter Communications Inc. Class A	23,600	8,697
*	Spotify Technology SA	15,300	8,416
*	Live Nation Entertainment Inc.	55,500	7,247
	News Corp. Class A	136,000	3,702
	New York Times Co. Class A	61,500	3,050
	Telephone & Data Systems Inc.	67,400	2,611
*	Lions Gate Entertainment Corp. Class B	223,200	1,768
*	Trade Desk Inc. Class A	31,300	1,713
*	Lumen Technologies Inc.	274,900	1,078
	Cinemark Holdings Inc.	40,100	998
	ATN International Inc.	43,947	893
*	Eventbrite Inc. Class A	415,757	877
	Fox Corp. Class A	15,300	866
*	United States Cellular Corp.	12,400	858
*	Gannett Co. Inc.	286,300	827
*	Snap Inc. Class A	76,630	668
*	Reddit Inc. Class A	6,300	661
	Sirius XM Holdings Inc.	20,900	471
	Scholastic Corp.	19,200	363
*	EW Scripps Co. Class A	117,700	348
*	Lions Gate Entertainment Corp. Class A	34,400	305
	Iridium Communications Inc.	9,300	254
*	AMC Networks Inc. Class A	30,000	206
*	Liberty Broadband Corp. Class C	1,748	149
*	PubMatic Inc. Class A	16,300	149
	Sinclair Inc.	6,000	96
	Gray Media Inc.	18,722	81
*,1	Perion Network Ltd.	10,000	81
*	Nextdoor Holdings Inc.	48,200	74
*	Globalstar Inc.	3,390	71
*	Altice USA Inc. Class A	24,800	66
	IDT Corp. Class B	1,000	51
*	Liberty Broadband Corp. Class A	600	51
	John Wiley & Sons Inc. Class A	900	40
	Entravision Communications Corp. Class A	15,200	32
*	WideOpenWest Inc.	2,500	12
			1,453,184
Consumer Discretionary (11.2%)
*	Amazon.com Inc.	2,919,686	555,499
*	Tesla Inc.	596,144	154,497
	Starbucks Corp.	1,268,954	124,472
	Booking Holdings Inc.	19,276	88,803
	Sony Group Corp. ADR	2,827,604	71,793
*	Airbnb Inc. Class A	543,837	64,967
	Marriott International Inc. Class A	265,240	63,180
*	O'Reilly Automotive Inc.	43,694	62,595
	Ross Stores Inc.	419,919	53,661

Growth and Income Fund
		Shares	Market Value• ($000)
	Pool Corp.	146,085	46,506
*	Chipotle Mexican Grill Inc.	693,490	34,820
	Expedia Group Inc.	202,438	34,030
	Garmin Ltd.	132,800	28,835
*	Carvana Co.	122,600	25,633
*	Lululemon Athletica Inc.	81,440	23,052
	Royal Caribbean Cruises Ltd.	97,300	19,989
*	Carnival Corp.	852,470	16,649
	Ralph Lauren Corp.	74,288	16,398
	TJX Cos. Inc.	124,344	15,145
*	DoorDash Inc. Class A	80,700	14,750
	General Motors Co.	271,600	12,773
*	Coupang Inc.	580,900	12,739
*	DraftKings Inc. Class A	373,777	12,413
	Best Buy Co. Inc.	147,600	10,865
*	Deckers Outdoor Corp.	92,816	10,378
	Williams-Sonoma Inc.	64,300	10,166
	Hilton Worldwide Holdings Inc.	42,600	9,694
*	MercadoLibre Inc.	3,600	7,023
	Home Depot Inc.	16,504	6,049
*	Norwegian Cruise Line Holdings Ltd.	277,706	5,265
	DR Horton Inc.	37,600	4,780
	Lowe's Cos. Inc.	17,600	4,105
*	Adient plc	224,200	2,883
	International Game Technology plc	148,500	2,415
	Leggett & Platt Inc.	300,800	2,379
	Tapestry Inc.	33,093	2,330
*	Rush Street Interactive Inc.	205,692	2,205
*	Skechers USA Inc. Class A	25,500	1,448
*	Brinker International Inc.	8,500	1,267
	Lennar Corp. Class A	7,400	849
*	SharkNinja Inc.	9,180	766
	Genuine Parts Co.	6,100	727
*	Laureate Education Inc.	34,084	697
*	Hanesbrands Inc.	116,700	673
*	Coursera Inc.	90,901	605
	Bloomin' Brands Inc.	75,300	540
*	Tri Pointe Homes Inc.	13,300	425
	Churchill Downs Inc.	3,800	422
*	Genius Sports Ltd.	41,800	418
	OneSpaWorld Holdings Ltd.	20,973	352
*	NVR Inc.	41	297
*	Stoneridge Inc.	54,659	251
*	Mohawk Industries Inc.	1,900	217
	Dana Inc.	16,062	214
*	Sleep Number Corp.	32,719	207
*	Abercrombie & Fitch Co. Class A	2,700	206
	Penske Automotive Group Inc.	1,400	202
*	Cooper-Standard Holdings Inc.	12,200	187
	Macy's Inc.	14,700	185
	Gap Inc.	8,900	183
*	Dutch Bros Inc. Class A	2,600	160
*	Visteon Corp.	2,000	155
	Hasbro Inc.	2,400	148
*	GoPro Inc. Class A	166,500	110
*	Cava Group Inc.	1,100	95
*	Red Robin Gourmet Burgers Inc.	22,891	81
	Afya Ltd. Class A	4,039	72
*	RealReal Inc.	11,600	63
	H&R Block Inc.	1,100	60
*	Chegg Inc.	78,000	50
*	Peloton Interactive Inc. Class A	7,900	50
	JAKKS Pacific Inc.	1,740	43
*	QVC Group Inc.	152,500	31
*	National Vision Holdings Inc.	2,100	27
*	Universal Electronics Inc.	3,700	23
	Lennar Corp. Class B	200	22
	J Jill Inc.	900	18
*	CarParts.com Inc.	15,700	16
	Cato Corp. Class A	3,907	13

Growth and Income Fund
		Shares	Market Value• ($000)
*	Genesco Inc.	600	13
*	ODP Corp.	200	3
*,2	LL Flooring Holdings Inc.	17,700	—
			1,646,327
Consumer Staples (5.8%)
	Philip Morris International Inc.	1,986,647	315,340
	Walmart Inc.	1,003,290	88,079
	Altria Group Inc.	1,283,920	77,061
	Costco Wholesale Corp.	72,031	68,125
	Coca-Cola Co.	807,710	57,848
	Kroger Co.	606,200	41,034
	Kimberly-Clark Corp.	242,700	34,517
	PepsiCo Inc.	216,450	32,454
	Colgate-Palmolive Co.	303,100	28,400
	Clorox Co.	137,520	20,250
	Sysco Corp.	159,807	11,992
	Coca-Cola Consolidated Inc.	7,100	9,585
	Procter & Gamble Co.	53,560	9,128
[1]	WK Kellogg Co.	425,745	8,485
*	United Natural Foods Inc.	258,500	7,080
*	Vita Coco Co. Inc.	195,000	5,977
	Coca-Cola Europacific Partners plc	56,900	4,952
	Hormel Foods Corp.	152,400	4,715
	Tyson Foods Inc. Class A	73,840	4,712
	Walgreens Boots Alliance Inc.	410,000	4,580
	Bunge Global SA	56,100	4,287
*	Boston Beer Co. Inc. Class A	17,000	4,060
	Dollar General Corp.	30,990	2,725
	General Mills Inc.	39,990	2,391
	Molson Coors Beverage Co. Class B	29,400	1,790
	Constellation Brands Inc. Class A	9,500	1,743
*	Performance Food Group Co.	21,100	1,659
*	BellRing Brands Inc.	21,796	1,623
	Nu Skin Enterprises Inc. Class A	128,900	936
	National Beverage Corp.	20,900	868
[1]	Adecoagro SA	70,800	791
	Target Corp.	6,100	637
	Fresh Del Monte Produce Inc.	18,600	573
*	Medifast Inc.	39,940	538
	SpartanNash Co.	13,266	269
	Reynolds Consumer Products Inc.	10,658	254
*	Monster Beverage Corp.	3,231	189
*	Hain Celestial Group Inc.	35,800	149
	McCormick & Co. Inc.	1,800	148
*	Lifeway Foods Inc.	5,600	137
	Calavo Growers Inc.	4,300	103
	Seaboard Corp.	31	84
*	Mama's Creations Inc.	6,400	42
			860,310
Energy (2.7%)
	Exxon Mobil Corp.	1,335,340	158,812
	Shell plc ADR	1,088,954	79,798
	Cheniere Energy Inc.	133,400	30,869
	Targa Resources Corp.	146,490	29,367
	Kinder Morgan Inc.	592,120	16,893
	ConocoPhillips	115,200	12,098
	Coterra Energy Inc.	329,511	9,523
*	CNX Resources Corp.	260,400	8,197
*	Antero Resources Corp.	192,200	7,773
	Baker Hughes Co.	150,400	6,610
	Halliburton Co.	247,296	6,274
	Chevron Corp.	28,560	4,778
	Hess Corp.	25,500	4,073
	Range Resources Corp.	98,300	3,925
	Williams Cos. Inc.	37,562	2,245
	California Resources Corp.	37,701	1,658
*	REX American Resources Corp.	37,180	1,397
	Devon Energy Corp.	36,500	1,365
	TechnipFMC plc	41,200	1,306

Growth and Income Fund
		Shares	Market Value• ($000)
*	Gulfport Energy Corp.	6,900	1,271
*	Comstock Resources Inc.	58,400	1,188
*	Oil States International Inc.	195,060	1,005
	Antero Midstream Corp.	38,500	693
	Ovintiv Inc. (XNYS)	15,800	676
*	Green Plains Inc.	67,500	327
	Golar LNG Ltd.	8,593	326
*	TETRA Technologies Inc.	63,300	213
	Teekay Tankers Ltd. Class A	5,500	210
	Aris Water Solutions Inc. Class A	6,200	199
	FutureFuel Corp.	49,504	193
	Berry Corp.	53,700	172
	Teekay Corp. Ltd.	20,000	131
	Sitio Royalties Corp. Class A	2,200	44
*	Par Pacific Holdings Inc.	2,700	38
			393,647
Financials (15.7%)
	Mastercard Inc. Class A	622,347	341,121
	Visa Inc. Class A	550,953	193,087
	Marsh & McLennan Cos. Inc.	743,683	181,481
	Wells Fargo & Co.	2,221,069	159,451
	Intercontinental Exchange Inc.	709,937	122,464
	Progressive Corp.	401,728	113,693
	American Express Co.	330,604	88,949
	KKR & Co. Inc.	768,954	88,899
*	Berkshire Hathaway Inc. Class B	156,087	83,129
	JPMorgan Chase & Co.	329,391	80,800
	Ares Management Corp. Class A	516,531	75,729
	Charles Schwab Corp.	826,720	64,716
	Cboe Global Markets Inc.	270,197	61,143
	US Bancorp	1,434,220	60,553
	M&T Bank Corp.	302,782	54,122
	Capital One Financial Corp.	299,020	53,614
	MSCI Inc.	78,980	44,663
	Allstate Corp.	189,131	39,163
	CME Group Inc.	124,816	33,112
*	Fiserv Inc.	147,320	32,533
	Bank of America Corp.	757,200	31,598
	PNC Financial Services Group Inc.	172,338	30,292
	Synchrony Financial	555,894	29,429
	Moody's Corp.	55,511	25,851
	Blackstone Inc.	181,820	25,415
	Apollo Global Management Inc.	144,800	19,829
	S&P Global Inc.	31,030	15,766
	Discover Financial Services	91,490	15,617
	Brown & Brown Inc.	125,240	15,580
	Zions Bancorp NA	299,050	14,911
	Bank of New York Mellon Corp.	135,160	11,336
	Globe Life Inc.	76,220	10,040
	Affiliated Managers Group Inc.	50,110	8,420
	State Street Corp.	92,500	8,282
	Fifth Third Bancorp	178,280	6,989
	Travelers Cos. Inc.	26,300	6,955
	Blue Owl Capital Corp.	432,000	6,333
	Morgan Stanley	50,900	5,938
	American International Group Inc.	64,000	5,564
*	Toast Inc. Class A	152,200	5,048
*	WEX Inc.	28,200	4,428
	Virtu Financial Inc. Class A	115,300	4,395
	Bank OZK	85,200	3,702
	Huntington Bancshares Inc.	243,060	3,648
	Erie Indemnity Co. Class A	5,420	2,271
	Regions Financial Corp.	100,200	2,177
	Citizens Financial Group Inc.	42,600	1,745
	Invesco Ltd.	90,300	1,370
	MetLife Inc.	16,800	1,349
*	EZCorp. Inc. Class A	89,200	1,313
	Franklin Resources Inc.	66,200	1,274
*	Enova International Inc.	13,184	1,273

Growth and Income Fund
		Shares	Market Value• ($000)
	Everest Group Ltd.	3,500	1,272
	Principal Financial Group Inc.	14,696	1,240
	Enact Holdings Inc.	31,600	1,098
*	Customers Bancorp Inc.	20,101	1,009
	Starwood Property Trust Inc.	46,600	921
	Selective Insurance Group Inc.	8,900	815
	Essent Group Ltd.	13,000	750
	Truist Financial Corp.	17,800	732
	Federated Hermes Inc.	16,600	677
	Aflac Inc.	4,737	527
	KKR Real Estate Finance Trust Inc.	35,700	386
	Nelnet Inc. Class A	3,422	380
	Federal Agricultural Mortgage Corp. Class C	1,934	363
	James River Group Holdings Ltd.	82,176	345
	Golub Capital BDC Inc.	22,700	344
	DigitalBridge Group Inc.	38,600	340
	Advanced Flower Capital Inc.	57,000	317
	Live Oak Bancshares Inc.	11,200	299
	FNB Corp.	21,700	292
	Cincinnati Financial Corp.	1,900	281
	Bank of NT Butterfield & Son Ltd.	7,000	272
	MGIC Investment Corp.	10,700	265
*	Oscar Health Inc. Class A	19,000	249
	BOK Financial Corp.	2,300	240
	Ladder Capital Corp.	19,990	228
	First Internet Bancorp	8,100	217
	F&G Annuities & Life Inc.	5,400	195
	TPG RE Finance Trust Inc.	23,500	192
*	Ambac Financial Group Inc.	20,100	176
	Fidelity National Information Services Inc.	2,200	164
	First American Financial Corp.	2,500	164
	PROG Holdings Inc.	6,000	160
	Webster Financial Corp.	2,900	149
	Moelis & Co. Class A	2,347	137
*	Baldwin Insurance Group Inc.	3,000	134
	BankUnited Inc.	3,800	131
*	SoFi Technologies Inc.	8,800	102
	Granite Point Mortgage Trust Inc.	29,361	76
	Western Union Co.	7,200	76
	Pacific Premier Bancorp Inc.	3,267	70
	Oaktree Specialty Lending Corp.	4,000	61
	Chimera Investment Corp.	4,424	57
*	Affirm Holdings Inc.	1,100	50
	Universal Insurance Holdings Inc.	1,900	45
*	MBIA Inc.	5,500	27
	Bridge Investment Group Holdings Inc. Class A	1,800	17
*	Robinhood Markets Inc. Class A	100	4
*	Green Dot Corp. Class A	200	2
			2,316,608
Health Care (11.4%)
	Eli Lilly & Co.	295,538	244,088
	Merck & Co. Inc.	2,066,286	185,470
	AbbVie Inc.	614,909	128,836
	Johnson & Johnson	771,460	127,939
*	Boston Scientific Corp.	1,145,467	115,555
*	Vertex Pharmaceuticals Inc.	172,395	83,581
	Gilead Sciences Inc.	740,600	82,984
*	Edwards Lifesciences Corp.	922,198	66,841
	Pfizer Inc.	2,375,410	60,193
	Bristol-Myers Squibb Co.	962,128	58,680
*	ICON plc	297,215	52,010
	Stryker Corp.	119,830	44,607
	UnitedHealth Group Inc.	81,500	42,686
	Medtronic plc	472,600	42,468
	Humana Inc.	156,021	41,283
	ResMed Inc.	156,420	35,015
	Cardinal Health Inc.	173,700	23,931
	Amgen Inc.	75,640	23,566
	McKesson Corp.	32,970	22,189

Growth and Income Fund
		Shares	Market Value• ($000)
	Thermo Fisher Scientific Inc.	36,600	18,212
	HCA Healthcare Inc.	42,373	14,642
*	Centene Corp.	235,508	14,298
*	Dexcom Inc.	190,510	13,010
	Regeneron Pharmaceuticals Inc.	18,000	11,416
	Danaher Corp.	55,200	11,316
*	Molina Healthcare Inc.	33,700	11,100
*	Alnylam Pharmaceuticals Inc.	33,800	9,127
*	Moderna Inc.	268,800	7,620
	Elevance Health Inc.	15,900	6,916
	Teleflex Inc.	41,900	5,790
	Universal Health Services Inc. Class B	26,300	4,942
	Becton Dickinson & Co.	21,300	4,879
*	Biogen Inc.	33,160	4,538
*	ACADIA Pharmaceuticals Inc.	270,799	4,498
*	Hims & Hers Health Inc.	146,800	4,338
*	Medpace Holdings Inc.	12,900	3,931
*	Doximity Inc. Class A	65,700	3,813
	Cigna Group	10,396	3,420
	Alcon AG	34,900	3,313
*	IQVIA Holdings Inc.	18,380	3,240
	Abbott Laboratories	19,090	2,532
*	Solventum Corp.	25,800	1,962
*	Niagen Bioscience Inc.	271,400	1,873
*	Corcept Therapeutics Inc.	14,300	1,633
	Embecta Corp.	126,927	1,618
*	Sage Therapeutics Inc.	192,200	1,528
*	Incyte Corp.	24,100	1,459
*	Ardelyx Inc.	289,700	1,422
*	Mettler-Toledo International Inc.	1,200	1,417
*	Mirum Pharmaceuticals Inc.	31,300	1,410
*	QuidelOrtho Corp.	36,500	1,276
*	Exelixis Inc.	30,169	1,114
*	Dynavax Technologies Corp.	78,400	1,017
*	Owens & Minor Inc.	104,310	942
*	Cooper Cos. Inc.	10,800	911
*	PTC Therapeutics Inc.	15,800	805
*	BioCryst Pharmaceuticals Inc.	101,000	758
*	Myriad Genetics Inc.	82,000	727
*	Tenet Healthcare Corp.	5,300	713
*	AMN Healthcare Services Inc.	26,100	638
*	LivaNova plc	15,900	625
*	Halozyme Therapeutics Inc.	9,500	606
*	Avanos Medical Inc.	38,000	545
*	Nevro Corp.	81,500	476
*	Pacira BioSciences Inc.	17,900	445
*	Omnicell Inc.	11,564	404
*	LifeMD Inc.	71,400	388
*	TG Therapeutics Inc.	8,400	331
*	Surmodics Inc.	10,351	316
*	Travere Therapeutics Inc.	15,500	278
*	Amicus Therapeutics Inc.	33,800	276
	Agilent Technologies Inc.	2,200	257
*	Avadel Pharmaceuticals plc	32,019	251
	Chemed Corp.	400	246
*	agilon health Inc.	56,800	246
*	Puma Biotechnology Inc.	81,700	242
*	Fulcrum Therapeutics Inc.	78,240	225
*	Enanta Pharmaceuticals Inc.	39,200	216
*	Blueprint Medicines Corp.	2,400	212
*	Castle Biosciences Inc.	9,824	197
*	Supernus Pharmaceuticals Inc.	5,900	193
	DENTSPLY SIRONA Inc.	12,261	183
*	MiMedx Group Inc.	22,200	169
*	Fulgent Genetics Inc.	9,118	154
*	OraSure Technologies Inc.	45,500	153
*	AngioDynamics Inc.	12,700	119
	West Pharmaceutical Services Inc.	501	112
*	Alkermes plc	3,100	102
	Select Medical Holdings Corp.	6,055	101

Growth and Income Fund
		Shares	Market Value• ($000)
*	Arcutis Biotherapeutics Inc.	5,900	92
*	Varex Imaging Corp.	7,849	91
*	MannKind Corp.	17,300	87
*	Third Harmonic Bio Inc.	24,900	86
*	Celldex Therapeutics Inc.	4,566	83
*	Zimvie Inc.	7,400	80
*	Evolent Health Inc. Class A	8,200	78
*	Kiniksa Pharmaceuticals International plc	2,711	60
*	Kodiak Sciences Inc.	17,598	49
*	AnaptysBio Inc.	2,300	43
*	CorMedix Inc.	6,600	41
*	Emergent BioSolutions Inc.	8,200	40
*	Bausch Health Cos. Inc.	5,600	36
*	Indivior plc	3,700	35
*	ClearPoint Neuro Inc.	2,000	24
*	Harmony Biosciences Holdings Inc.	600	20
*	Accuray Inc.	8,076	14
*	Ironwood Pharmaceuticals Inc.	9,100	13
*	Joint Corp.	700	9
*	Intuitive Surgical Inc.	10	5
*	RAPT Therapeutics Inc.	3,161	4
*,2	Radius Health Inc. CVR	17,800	—
*,3	Scilex Holding Co. (Acquired 1/6/23, Cost $681)	65	—
			1,681,094
Industrials (7.6%)
	Northrop Grumman Corp.	206,907	105,938
*	Uber Technologies Inc.	1,166,808	85,014
	RTX Corp.	530,838	70,315
	Howmet Aerospace Inc.	526,956	68,362
*	Clean Harbors Inc.	335,557	66,138
	General Electric Co.	270,040	54,049
	Lockheed Martin Corp.	119,060	53,185
	Trane Technologies plc	145,560	49,042
	Westinghouse Air Brake Technologies Corp.	238,152	43,189
	Parker-Hannifin Corp.	63,867	38,822
	IDEX Corp.	213,624	38,660
	General Dynamics Corp.	138,970	37,880
	Cintas Corp.	170,826	35,110
*	Boeing Co.	202,991	34,620
	Waste Connections Inc. (XTSE)	177,268	34,601
	Vertiv Holdings Co. Class A	389,579	28,128
	Caterpillar Inc.	74,900	24,702
*	United Airlines Holdings Inc.	352,970	24,373
	TransDigm Group Inc.	16,660	23,046
	Delta Air Lines Inc.	495,218	21,592
	3M Co.	143,300	21,045
	United Parcel Service Inc. Class B (XNYS)	163,381	17,970
	Automatic Data Processing Inc.	48,231	14,736
	Carrier Global Corp.	194,800	12,350
	AerCap Holdings NV	109,800	11,218
	Union Pacific Corp.	45,100	10,654
	KBR Inc.	199,200	9,922
	Eaton Corp. plc	35,040	9,525
	PACCAR Inc.	76,500	7,449
	AMETEK Inc.	38,000	6,541
	CH Robinson Worldwide Inc.	62,700	6,420
	Snap-on Inc.	15,100	5,089
	Illinois Tool Works Inc.	19,300	4,787
	Broadridge Financial Solutions Inc.	19,190	4,653
	Comfort Systems USA Inc.	13,000	4,190
	Expeditors International of Washington Inc.	32,690	3,931
	Textron Inc.	47,400	3,425
*	Fluor Corp.	82,100	2,941
*	Parsons Corp.	43,400	2,570
	Atmus Filtration Technologies Inc.	64,100	2,354
*	Generac Holdings Inc.	16,300	2,064
	Wabash National Corp.	178,400	1,971
	Hexcel Corp.	32,300	1,769
	Pentair plc	17,100	1,496

Growth and Income Fund
		Shares	Market Value• ($000)
*	Bloom Energy Corp. Class A	71,300	1,402
	WESCO International Inc.	8,300	1,289
	Owens Corning	8,600	1,228
*	NuScale Power Corp.	85,300	1,208
*	Verra Mobility Corp.	48,300	1,087
*	Innodata Inc.	29,000	1,041
	TriNet Group Inc.	12,394	982
*	Lyft Inc. Class A	74,600	885
*	Hudson Technologies Inc.	142,400	879
	A O Smith Corp.	12,600	824
[1]	ZIM Integrated Shipping Services Ltd.	47,000	686
*	Blue Bird Corp.	20,600	667
	ICF International Inc.	7,462	634
	Huntington Ingalls Industries Inc.	2,800	571
	Primoris Services Corp.	9,800	563
	GFL Environmental Inc. (XTSE)	10,800	522
	MSA Safety Inc.	3,500	513
	FedEx Corp.	2,100	512
*	API Group Corp.	14,200	508
	Otis Worldwide Corp.	4,800	495
	Donaldson Co. Inc.	6,600	443
*	Masterbrand Inc.	33,500	438
*	Enviri Corp.	65,200	434
	CSX Corp.	13,300	391
	Greenbrier Cos. Inc.	7,200	369
*	Dayforce Inc.	5,900	344
*	Shoals Technologies Group Inc. Class A	103,000	342
	Shyft Group Inc.	41,504	336
[1]	Star Bulk Carriers Corp.	21,297	331
	Maximus Inc.	4,600	314
	Oshkosh Corp.	3,300	310
	Masco Corp.	4,400	306
*	TrueBlue Inc.	54,300	288
	Flowserve Corp.	5,800	283
	Fortive Corp.	3,800	278
*	Ameresco Inc. Class A	22,900	277
	WW Grainger Inc.	232	229
	Hyster-Yale Inc.	4,000	166
	Interface Inc.	8,200	163
	Tennant Co.	2,042	163
	Hub Group Inc. Class A	4,200	156
	Kelly Services Inc. Class A	10,000	132
*	Rocket Lab USA Inc.	7,000	125
	Marten Transport Ltd.	8,315	114
*	Fluence Energy Inc.	20,176	98
	Jacobs Solutions Inc.	800	97
	EnerSys	800	73
	Vestis Corp.	5,458	54
	Moog Inc. Class A	300	52
	Brady Corp. Class A	700	49
	TTEC Holdings Inc.	12,000	39
*	Manitowoc Co. Inc.	4,000	34
	Pitney Bowes Inc.	3,400	31
*	Northwest Pipe Co.	300	12
	Steelcase Inc. Class A	100	1
			1,129,604
Information Technology (27.4%)
	NVIDIA Corp.	7,795,937	844,924
	Apple Inc.	3,561,760	791,174
	Microsoft Corp.	2,044,345	767,427
	Broadcom Inc.	2,120,795	355,085
*	ServiceNow Inc.	135,361	107,766
	Cisco Systems Inc.	1,596,318	98,509
	Amphenol Corp. Class A	1,291,746	84,726
	Motorola Solutions Inc.	187,660	82,159
*	Fortinet Inc.	790,343	76,078
*	Arista Networks Inc.	920,981	71,358
[1]	SAP SE ADR	227,953	61,192
*	Synopsys Inc.	139,991	60,035

Growth and Income Fund
		Shares	Market Value• ($000)
	Seagate Technology Holdings plc	612,770	52,055
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	302,388	50,196
	QUALCOMM Inc.	275,740	42,356
*	Adobe Inc.	104,100	39,926
*	MongoDB Inc.	224,183	39,322
*	VeriSign Inc.	153,705	39,021
*	Zscaler Inc.	179,796	35,675
*	Shopify Inc. Class A (XTSE)	360,069	34,345
	Texas Instruments Inc.	177,300	31,861
	Corning Inc.	683,451	31,288
	KLA Corp.	40,220	27,342
*	Advanced Micro Devices Inc.	196,000	20,137
*	HubSpot Inc.	33,800	19,310
*	Tyler Technologies Inc.	29,280	17,023
	NetApp Inc.	175,487	15,415
	Oracle Corp.	77,355	10,815
	Vontier Corp.	316,690	10,403
	Analog Devices Inc.	49,900	10,063
	Salesforce Inc.	36,300	9,741
	Applied Materials Inc.	62,700	9,099
	Lam Research Corp.	114,518	8,325
*	Fair Isaac Corp.	4,400	8,114
*	F5 Inc.	30,090	8,012
	Accenture plc Class A	24,900	7,770
	Micron Technology Inc.	73,300	6,369
*	Sanmina Corp.	77,400	5,896
	CDW Corp.	36,000	5,769
	TE Connectivity plc	40,180	5,678
*	UiPath Inc. Class A	495,900	5,108
*	IonQ Inc.	163,700	3,613
	Gen Digital Inc. (XNGS)	115,160	3,056
*	Autodesk Inc.	10,100	2,644
*	Palantir Technologies Inc. Class A	28,000	2,363
	Intuit Inc.	2,700	1,658
*	Plexus Corp.	12,700	1,627
*	Super Micro Computer Inc. (XNGS)	42,000	1,438
	Juniper Networks Inc.	38,500	1,393
	Logitech International SA (Registered)	16,000	1,351
	Amdocs Ltd.	13,900	1,272
*	Klaviyo Inc. Class A	40,800	1,235
*	Astera Labs Inc.	20,600	1,229
*	Kyndryl Holdings Inc.	36,600	1,149
	Amkor Technology Inc.	47,300	854
*	Consensus Cloud Solutions Inc.	36,782	849
*	Xperi Inc.	100,900	779
*,1	Wolfspeed Inc.	252,200	772
*	Aurora Innovation Inc.	109,400	736
*	N-able Inc.	100,500	713
*	Asana Inc. Class A	38,600	562
*	Zebra Technologies Corp. Class A	1,800	509
*	NetScout Systems Inc.	24,200	508
*	Photronics Inc.	23,854	495
*	Mirion Technologies Inc.	32,555	472
*	Rapid7 Inc.	12,700	337
*	Dropbox Inc. Class A	11,000	294
	Methode Electronics Inc.	40,085	256
*	Ultra Clean Holdings Inc.	11,500	246
	Jabil Inc.	1,800	245
*	Yext Inc.	39,800	245
*	Unisys Corp.	50,500	232
*	Cerence Inc.	25,100	198
*	Wix.com Ltd.	1,175	192
*	Unity Software Inc.	9,800	192
*	MaxLinear Inc.	17,400	189
*	EPAM Systems Inc.	1,090	184
*	SkyWater Technology Inc.	21,700	154
	Marvell Technology Inc.	1,900	117
*	Upland Software Inc.	39,795	114
*	Everspin Technologies Inc.	21,799	111
*	Rambus Inc.	2,000	104

Growth and Income Fund
		Shares	Market Value• ($000)
	Intel Corp.	4,300	98
*	PDF Solutions Inc.	4,800	92
*	Daktronics Inc.	7,300	89
*	Harmonic Inc.	8,900	85
*	Alkami Technology Inc.	3,200	84
*	Arlo Technologies Inc.	7,351	73
	AudioCodes Ltd.	7,580	71
*	TSS Inc.	9,056	71
*	PROS Holdings Inc.	3,357	64
	Immersion Corp.	8,100	61
*	AvePoint Inc.	3,800	55
*	Ouster Inc.	5,600	50
*	Domo Inc. Class B	6,300	49
*	Weave Communications Inc.	2,000	22
*	Docebo Inc.	700	20
	Badger Meter Inc.	100	19
*	8x8 Inc.	3,800	8
			4,042,565
Materials (1.8%)
	Linde plc	188,622	87,830
	Sherwin-Williams Co.	98,459	34,381
	Celanese Corp.	359,224	20,393
	FMC Corp.	471,495	19,892
	Ecolab Inc.	74,900	18,989
	Freeport-McMoRan Inc.	459,600	17,400
	Mosaic Co.	482,900	13,043
	CRH plc	106,600	9,378
	PPG Industries Inc.	72,900	7,972
	Ball Corp.	99,300	5,171
	DuPont de Nemours Inc.	66,100	4,936
*	ATI Inc.	90,600	4,714
	Vulcan Materials Co.	20,200	4,713
*	Constellium SE	310,500	3,133
	Southern Copper Corp.	25,600	2,393
*	Axalta Coating Systems Ltd.	67,500	2,239
	Nucor Corp.	18,300	2,202
	Element Solutions Inc.	58,300	1,318
*	Coeur Mining Inc.	209,300	1,239
	SunCoke Energy Inc.	120,300	1,107
	Huntsman Corp.	68,100	1,075
	Albemarle Corp.	13,100	943
	Orion SA	70,500	912
	Minerals Technologies Inc.	12,000	763
	Packaging Corp. of America	3,800	752
	Mativ Holdings Inc.	89,700	559
*	Magnera Corp.	28,200	512
	Westlake Corp.	2,700	270
	American Vanguard Corp.	57,660	254
*	Clearwater Paper Corp.	8,100	205
	Ashland Inc.	3,400	202
	Mercer International Inc.	29,200	180
	Kaiser Aluminum Corp.	2,900	176
	Worthington Steel Inc.	5,744	145
*	Intrepid Potash Inc.	4,500	132
	AptarGroup Inc.	800	119
	Olympic Steel Inc.	3,103	98
*	Alto Ingredients Inc.	84,635	96
*	Rayonier Advanced Materials Inc.	8,000	46
	International Paper Co.	1	—
			269,882
Other (0.4%)
	SPDR S&P 500 ETF Trust	108,493	60,690
*,2	Paratek Pharmaceuticals Inc. CVR	15,782	1
*,2	Aduro Biotech Inc. CVR	67	—
*,2	Strongbridge Biopharm CVR	335	—
*,2	GCI Liberty Inc.	100	—
			60,691

Growth and Income Fund
		Shares	Market Value• ($000)
Real Estate (1.8%)
	Welltower Inc.	549,263	84,152
	Simon Property Group Inc.	363,140	60,310
	Ventas Inc.	420,777	28,933
	American Tower Corp.	125,260	27,256
	Digital Realty Trust Inc.	159,500	22,855
*	CBRE Group Inc. Class A	71,574	9,360
	Equity Residential	108,930	7,797
	First Industrial Realty Trust Inc.	88,598	4,781
	Public Storage	15,279	4,573
	VICI Properties Inc.	106,640	3,479
	Innovative Industrial Properties Inc.	44,700	2,418
	Essex Property Trust Inc.	5,300	1,625
	Camden Property Trust	10,220	1,250
*	Anywhere Real Estate Inc.	321,300	1,070
	COPT Defense Properties	32,700	892
	InvenTrust Properties Corp.	28,593	840
	Kimco Realty Corp.	35,500	754
	Realty Income Corp.	11,400	661
	AvalonBay Communities Inc.	2,920	627
	Agree Realty Corp.	6,800	525
	Sabra Health Care REIT Inc.	25,912	453
	Apartment Investment & Management Co. Class A	47,600	419
*	Millrose Properties Inc.	14,600	387
	SITE Centers Corp.	29,180	375
	Federal Realty Investment Trust	2,600	254
	Alexander & Baldwin Inc.	14,493	250
	St. Joe Co.	5,234	246
	Community Healthcare Trust Inc.	12,900	234
*	RE / MAX Holdings Inc. Class A	27,600	231
	Hudson Pacific Properties Inc.	75,900	224
	Industrial Logistics Properties Trust	59,500	205
	City Office REIT Inc.	35,600	185
	Omega Healthcare Investors Inc.	4,800	183
	LTC Properties Inc.	4,700	167
	American Assets Trust Inc.	8,200	165
*	Forestar Group Inc.	7,300	154
	Rayonier Inc.	5,300	148
*	Seritage Growth Properties Class A	33,500	108
	Veris Residential Inc.	5,585	94
	Equinix Inc.	100	81
	LXP Industrial Trust	9,400	81
	Orion Properties Inc.	26,500	57
	Office Properties Income Trust	77,100	35
	Franklin Street Properties Corp.	18,134	32
*	Douglas Elliman Inc.	15,800	27
	Service Properties Trust	5,300	14
			268,967
Utilities (2.4%)
	Sempra	2,037,093	145,367
	Consolidated Edison Inc.	315,400	34,880
	NRG Energy Inc.	285,460	27,250
	American Electric Power Co. Inc.	224,810	24,565
	Edison International	388,535	22,893
	NextEra Energy Inc.	178,040	12,621
	Exelon Corp.	271,429	12,507
	Constellation Energy Corp.	52,500	10,586
	Southern Co.	104,194	9,581
	AES Corp.	646,080	8,024
	Vistra Corp.	56,155	6,595
	DTE Energy Co.	43,900	6,070
	CMS Energy Corp.	79,900	6,001
	WEC Energy Group Inc.	52,670	5,740
	Atmos Energy Corp.	29,500	4,560
	FirstEnergy Corp.	76,000	3,072
	Dominion Energy Inc.	52,340	2,935
	Evergy Inc.	35,700	2,462
	Public Service Enterprise Group Inc.	27,400	2,255
	Duke Energy Corp.	6,700	817

Growth and Income Fund
		Shares	Market Value• ($000)
	PG&E Corp.	45,300	778
	Avista Corp.	5,200	218
	New Jersey Resources Corp.	2,800	137
*	ReNew Energy Global plc Class A	21,300	125
[1]	Brookfield Renewable Corp.	3,100	87
	Portland General Electric Co.	1,600	71
*	Montauk Renewables Inc.	11,500	24
			350,221
Total Common Stocks (Cost $10,474,224)			14,473,100
Temporary Cash Investments (1.9%)
Money Market Fund (1.9%)
[4,5]	Vanguard Market Liquidity Fund, 4.342% (Cost $280,921)	2,809,552	280,927
Total Investments (99.9%) (Cost $10,755,145)			14,754,027
Other Assets and Liabilities—Net (0.1%)			8,226
Net Assets (100%)			14,762,253
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $11,185.
2	Security value determined using significant unobservable inputs.
3	Restricted securities totaling $0, representing 0.0% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $11,431 was received for securities on loan.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2025	807	228,109	(1,562)

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund
Statement of Assets and Liabilities
As of March 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $10,474,224)	14,473,100
Affiliated Issuers (Cost $280,921)	280,927
Total Investments in Securities	14,754,027
Investment in Vanguard	420
Cash	10,611
Cash Collateral Pledged—Futures Contracts	13,252
Receivables for Investment Securities Sold	211,391
Receivables for Accrued Income	13,837
Receivables for Capital Shares Issued	3,574
Variation Margin Receivable—Futures Contracts	1,280
Total Assets	15,008,392
Liabilities
Payables for Investment Securities Purchased	214,985
Collateral for Securities on Loan	11,431
Payables to Investment Advisor	5,144
Payables for Capital Shares Redeemed	13,559
Payables to Vanguard	1,020
Total Liabilities	246,139
Net Assets	14,762,253
1 Includes $11,185 of securities on loan.
At March 31, 2025, net assets consisted of:

Paid-in Capital	10,106,215
Total Distributable Earnings (Loss)	4,656,038
Net Assets	14,762,253

Investor Shares—Net Assets
Applicable to 57,791,750 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,412,469
Net Asset Value Per Share—Investor Shares	$59.05

Admiral™ Shares—Net Assets
Applicable to 117,768,876 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,349,784
Net Asset Value Per Share—Admiral Shares	$96.37

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund
Statement of Operations

Six Months Ended March 31, 2025
($000)
Investment Income
Income
Dividends[1]	93,238
Interest[2]	6,629
Securities Lending—Net	11
Total Income	99,878
Expenses
Investment Advisory Fees—Note B
Basic Fee	10,378
Performance Adjustment	1,020
The Vanguard Group—Note C
Management and Administrative—Investor Shares	4,171
Management and Administrative—Admiral Shares	7,894
Marketing and Distribution—Investor Shares	91
Marketing and Distribution—Admiral Shares	296
Custodian Fees	83
Shareholders’ Reports and Proxy Fees—Investor Shares	129
Shareholders’ Reports and Proxy Fees—Admiral Shares	112
Trustees’ Fees and Expenses	4
Other Expenses	9
Total Expenses	24,187
Net Investment Income	75,691
Realized Net Gain (Loss)
Investment Securities Sold[2]	854,204
Futures Contracts	(17,257)
Foreign Currencies	—
Realized Net Gain (Loss)	836,947
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(1,238,716)
Futures Contracts	(2,864)
Change in Unrealized Appreciation (Depreciation)	(1,241,580)
Net Increase (Decrease) in Net Assets Resulting from Operations	(328,942)
1	Dividends are net of foreign withholding taxes of $213.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $6,341, less than $1, and ($11), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2025	Year Ended September 30, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	75,691	152,816
Realized Net Gain (Loss)	836,947	1,449,467
Change in Unrealized Appreciation (Depreciation)	(1,241,580)	2,657,398
Net Increase (Decrease) in Net Assets Resulting from Operations	(328,942)	4,259,681
Distributions
Investor Shares	(372,313)	(258,116)
Admiral Shares	(1,240,819)	(799,053)
Total Distributions	(1,613,132)	(1,057,169)
Capital Share Transactions
Investor Shares	243,873	(107,058)
Admiral Shares	794,313	673,035
Net Increase (Decrease) from Capital Share Transactions	1,038,186	565,977
Total Increase (Decrease)	(903,888)	3,768,489
Net Assets
Beginning of Period	15,666,141	11,897,652
End of Period	14,762,253	15,666,141

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2025	Year Ended September 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$67.17	$53.55	$49.02	$66.16	$54.15	$49.46
Investment Operations
Net Investment Income[1]	.284	.603	.701	.746	.761	.787
Net Realized and Unrealized Gain (Loss) on Investments	(1.465)	17.713	8.483	(8.155)	14.991	6.024
Total from Investment Operations	(1.181)	18.316	9.184	(7.409)	15.752	6.811
Distributions
Dividends from Net Investment Income	(.319)	(.604)	(.775)	(.777)	(.770)	(.815)
Distributions from Realized Capital Gains	(6.620)	(4.092)	(3.879)	(8.954)	(2.972)	(1.306)
Total Distributions	(6.939)	(4.696)	(4.654)	(9.731)	(3.742)	(2.121)
Net Asset Value, End of Period	$59.05	$67.17	$53.55	$49.02	$66.16	$54.15
Total Return[2]	-2.30%	36.05%	19.81%	-13.94%	30.22%	14.07%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,412	$3,618	$2,955	$2,570	$3,205	$2,779
Ratio of Total Expenses to Average Net Assets[3]	0.38%	0.35%[4,5]	0.32%[5]	0.32%	0.32%	0.32%
Ratio of Net Investment Income to Average Net Assets	0.86%	1.00%	1.34%	1.25%	1.22%	1.57%
Portfolio Turnover Rate	43%	84%	94%	62%	62%	58%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.01%, (0.01%), (0.01%), (0.01%), (0.00%), and 0.00%.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.35%.
5	Effective August 2023, Vanguard and Wellington Management Company LLP agreed to temporarily waive a percentage of Wellington Management Company LLP's basic fee for a period of one year. This temporary basic fee waiver agreement expired in August 2024. The fund is not obligated to repay this amount to Wellington Management Company LLP. The ratio of total expenses to average net assets before basic fees waived was 0.36% for 2024 and 0.32% for 2023.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2025	Year Ended September 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$109.63	$87.40	$80.01	$108.01	$88.40	$80.74
Investment Operations
Net Investment Income[1]	.519	1.089	1.230	1.315	1.344	1.364
Net Realized and Unrealized Gain (Loss) on Investments	(2.401)	28.909	13.845	(13.315)	24.466	9.842
Total from Investment Operations	(1.882)	29.998	15.075	(12.000)	25.810	11.206
Distributions
Dividends from Net Investment Income	(.572)	(1.087)	(1.353)	(1.380)	(1.347)	(1.414)
Distributions from Realized Capital Gains	(10.806)	(6.681)	(6.332)	(14.620)	(4.853)	(2.132)
Total Distributions	(11.378)	(7.768)	(7.685)	(16.000)	(6.200)	(3.546)
Net Asset Value, End of Period	$96.37	$109.63	$87.40	$80.01	$108.01	$88.40
Total Return[2]	-2.26%	36.19%	19.93%	-13.85%	30.34%	14.19%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,350	$12,049	$8,942	$7,677	$9,821	$9,086
Ratio of Total Expenses to Average Net Assets[3]	0.28%	0.25%[4,5]	0.22%[5]	0.22%	0.22%	0.22%
Ratio of Net Investment Income to Average Net Assets	0.96%	1.10%	1.44%	1.34%	1.33%	1.66%
Portfolio Turnover Rate	43%	84%	94%	62%	62%	58%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.01%, (0.01%), (0.01%), (0.01%), (0.00%), and 0.00%.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.25%.
5	Effective August 2023, Vanguard and Wellington Management Company LLP agreed to temporarily waive a percentage of Wellington Management Company LLP's basic fee for a period of one year. This temporary basic fee waiver agreement expired in August 2024. The fund is not obligated to repay this amount to Wellington Management Company LLP. The ratio of total expenses to average net assets before basic fees waived was 0.26% for 2024 and 0.22% for 2023.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund
Notes to Financial Statements
Vanguard Growth and Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2025, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the

Growth and Income Fund
higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	The investment advisory firms D. E. Shaw Investment Management, L.L.C., Los Angeles Capital Management LLC, and Wellington Management Company LLP each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of D. E. Shaw Investment Management, L.L.C., is subject to quarterly adjustments based on performance relative to the S&P 500 Index for the preceding three years. The basic fee of Los Angeles Capital Management LLC is subject to quarterly adjustments based on performance relative to the S&P 500 Index for the preceding five years. The basic fee of Wellington Management Company LLP is subject to quarterly adjustments based on performance relative to the S&P 500 Index since September 30, 2023.
Vanguard manages the cash reserves of the fund as described below.
For the six months ended March 31, 2025, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.13% of the fund’s average net assets, before a net increase of $1,020,000 (0.01%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2025, the fund had contributed to Vanguard capital in the amount of $420,000, representing less than 0.01% of the fund’s net assets and 0.17% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	14,473,099	—	1	14,473,100
Temporary Cash Investments	280,927	—	—	280,927
Total	14,754,026	—	1	14,754,027
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(1,562)	—	—	(1,562)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Growth and Income Fund
E.	As of March 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	10,822,210
Gross Unrealized Appreciation	4,358,061
Gross Unrealized Depreciation	(427,806)
Net Unrealized Appreciation (Depreciation)	3,930,255
F.	During the six months ended March 31, 2025, the fund purchased $6,725,312,000 of investment securities and sold $7,268,133,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisors or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended March 31, 2025, such purchases were $0 and sales were $29,588,000, resulting in net realized gain of $4,096,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended March 31, 2025		Year Ended September 30, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	221,647	3,377	446,753	7,469
Issued in Lieu of Cash Distributions	354,431	5,688	246,934	4,434
Redeemed	(332,205)	(5,127)	(800,745)	(13,238)
Net Increase (Decrease)—Investor Shares	243,873	3,938	(107,058)	(1,335)
Admiral Shares
Issued	551,344	5,146	1,515,462	15,409
Issued in Lieu of Cash Distributions	1,136,197	11,175	726,680	7,980
Redeemed	(893,228)	(8,453)	(1,569,107)	(15,797)
Net Increase (Decrease)—Admiral Shares	794,313	7,868	673,035	7,592
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q932 052025

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

At a special meeting of shareholders on February 26, 2025, shareholders of Vanguard Quantitative Funds (the “Trust”) approved the following proposal:

Proposal 1—Elect Trustees for each fund.*

The individuals listed in the table below were elected as Trustees. All Trustees with the exception of Mr. Murphy; Ms. Patterson; Mr. Ramji; and Ms. Venneman, served as Trustees prior to the shareholder meeting. Each vote reported below represents one dollar of the total combined net asset value of the Trust’s shares held on the record date of November 26, 2024.

Trustee	Votes For	Votes Withheld	Abstained	Broker Non-Votes
Tara Bunch	12,672,004,257	361,643,337	N/A	N/A
Mark Loughridge	12,540,751,227	492,896,367	N/A	N/A
Scott C. Malpass	12,641,139,188	392,508,406	N/A	N/A
John Murphy	12,729,963,667	303,683,927	N/A	N/A
Lubos Pastor	12,654,600,067	379,047,527	N/A	N/A
Rebecca Patterson	12,742,926,782	290,720,812	N/A	N/A
André F. Perold	12,597,783,048	435,864,546	N/A	N/A
Salim Ramji	12,677,033,518	356,614,076	N/A	N/A
Sarah Bloom Raskin	12,585,864,314	447,783,280	N/A	N/A
Grant Reid	12,663,801,640	369,845,954	N/A	N/A
David Thomas	12,614,984,599	418,662,995	N/A	N/A
Barbara Venneman	12,736,177,635	297,469,959	N/A	N/A
Peter F. Volanakis	12,556,674,168	476,973,426	N/A	N/A

* Results are for all funds within the same Trust.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD QUANTITATIVE FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: May 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD QUANTITATIVE FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: May 22, 2025

VANGUARD QUANTITATIVE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: May 22, 2025

* By:	/s/ Tonya T. Robinson

Tonya T. Robinson, pursuant to a Power of Attorney filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.